Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Summary of changes in the number of unvested RSUs

	Number of	Weighted average grant
	RSU shares	date Fair Value
Unvested restricted shares as of January 1, 2023	3,661,754	$14.69
Granted	5,162,678	$11.50
Vested	(1,400,697)	$13.51
Forfeited	(866,755)	$13.10
Unvested restricted shares as of December 31, 2023	6,556,980	$12.66
Granted	6,527,305	$11.05
Vested	(2,024,893)	$12.81
Forfeited	(1,227,397)	$12.56
Unvested restricted shares as of December 31, 2024	9,831,995	$11.57
Granted	2,348,946	$22.28
Vested	(3,297,751)	$12.20
Forfeited	(263,203)	$13.88
Unvested restricted shares as of December 31, 2025	8,619,987	$14.12

Schedule of unvested performance based units

		Weighted
	Number of	average grant
	PSU shares	date Fair Value
Unvested restricted shares as of January 1, 2023	—	$—
Granted	145,900	$11.40
Unvested restricted shares as of December 31, 2023	145,900	$11.40
Granted	1,283,909	$12.72
Forfeited	(79,795)	$12.41
Unvested restricted shares as of December 31, 2024	1,350,014	$12.59
Granted	704,654	$26.35
Vested	(114,205)	$11.61
Unvested restricted shares as of December 31, 2025	1,940,463	$17.14

Option To Acquire Class A Shares
Share-based payments
Summary of NHL warrants

Valuation inputs:	October 1, 2023
Valuation model	Black-Scholes model
Share price at grant date[1]	$10.01
Exercise price[2]	$0.01
Expected volatility (average)[3]	46.4%
Expected term[4]	0.25-8 years
Risk-free interest rate (average)[5]	4.79%
1	Closing ordinary share price on Friday, September 29, 2023.
2	Based on contractual terms.
3	Calculated based on comparable companies’ historical volatilities based on industry and size over a time period commensurate with the options’ expected term for each vesting tranche.
4	Options are assumed to be exercised immediately upon entering exercise window.
5	Based on the U.S. Constant Maturity Treasury yield curve equal or approximate to options’ expected term as of the valuation date.

Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$8.96
Expected volatility (weighted-average)	30%
Expected term (as of September 14, 2021)	0
Risk-free interest rate (based on U.S. government bond)	0.04%

NHL Warrants
Share-based payments
Summary of NHL warrants

	Number of	Weighted average exercise
	warrants	price
Unvested as of December 31, 2023	1,353,740	$23.45
Unvested as of December 31, 2024	1,353,740	$23.45
Unvested as of December 31, 2025	1,353,740	$23.45

Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$27.00
Exercise price	$23.45
Expected volatility (weighted-average)	30%
Expected term	120	months
Risk-free interest rate (based on U.S. government bond)	1.28%

NBA Warrants
Share-based payments
Summary of NHL warrants

	Number of	Weighted average exercise
	warrants	price
Unvested as of December 31, 2023	7,153,093	$0.01
Vested and exercisable	(922,980)	$0.01
Unvested as of December 31, 2024	6,230,113	$0.01
Vested and exercisable	(922,980)	$0.01
Unvested as of December 31, 2025	5,307,133	$0.01

MLB Award
Share-based payments
Summary of NHL warrants

		Weighted
	Number of	average grant
	RSU shares	date Fair Value
Unvested shares as of December 31, 2024	—	N/A
Granted	1,855,724	$19.13
Vested	(231,965)	$19.13
Unvested shares as of December 31, 2025	1,623,759	$19.13